EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.25

Client Name:	Ellington
Client Project Name:	EFMT 2024-INV2
Start - End Dates:	6/27/2024 - 8/8/2024
Deal Loan Count:	141

Conditions Report 2.0

Loans in Report:	141
Loans with Conditions:	65

0 - Total Active Conditions

63 - Total Satisfied Conditions

49 - Credit Review Scope
4 - Category: Application
4 - Category: Assets
3 - Category: Credit/Mtg History
7 - Category: Income/Employment
5 - Category: Insurance
23 - Category: Legal Documents
1 - Category: Terms/Guidelines
2 - Category: Title
12 - Property Valuations Review Scope
7 - Category: Appraisal
2 - Category: FEMA
2 - Category: Property
1 - Category: Value
2 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
23 - Total Waived Conditions

17 - Credit Review Scope
3 - Category: Assets
6 - Category: Credit/Mtg History
3 - Category: LTV/CLTV
5 - Category: Terms/Guidelines
6 - Property Valuations Review Scope
2 - Category: FEMA
3 - Category: Property
1 - Category: Value

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